Warrants and Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Warrant Compensation Cost

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(EUR’000)		(EUR’000)
Research and development costs	5,244	1,964	10,179	4,349
General and administrative expenses	3,451	2,258	7,951	4,552

Total warrant compensation costs	8,695	4,222	18,130	8,901

Warrants [member]
Statement [LineItems]
Summary of Warrant Activity

The following table specifies the warrant activity during the six months ended June 30, 2019:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2019	5,611,629	29.03

Granted during the period	226,500	95.34
Exercised during the period	(618,089)	15.08
Forfeited during the period	(20,863)	44.38
Expired during the period	—	—

Outstanding at June 30, 2019	5,199,177	33.52

Vested at the balance sheet date	2,482,458	20.46